UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:   June 30, 2009.

Check here if Amendment [ ]; Amendment Number:
	This Amendment (Check only one.):	[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      J. Jeffrey Auxier
Address:   Auxier Asset Management LLC
           5285 Meadows Rd, Ste 333
	   Lake Oswego, OR 97035
Form 13F File Number: 28-05627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Lillian Walker
Title:	Operations/Compliance Manager
Phone:	1-503-885-8807

Signature, Place and Date of Signing:


Lillian Widolff      Lake Oswego, OR     07/22/2009
[Signature]	     [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported on this report.)

[ ] 13F NOTICE. (Check here if n o holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in the report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


	Form 13F File Number	Name
                         N/A


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      88

Form 13F Information Table Value Total:    71,010
              		                  (thousands)

List of Other Included Mangers:

Provide a numbered list of the name(s) and Form
13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	___	28-________________	_________






Auxier Asset Management LLC
Form 13F Information Table
30-June-2009


Name of Issuer
Title of Class
CUSIP
Value (x$1000)
SHRS/PRN AMT
Investment Discretion
Other Managers
Voting Authority
  Sole
  Shared
  None


Agco Corp
COM
001084102
859
"29,550"
Sole
N/A
"29,550"
0
0

Alberto Culver Co.
COM
013078100
229
"9,000"
Sole
N/A
"9,000"
0
0

Alkermes Inc
COM
01642t108
351
"32,450"
Sole
N/A
"32,450"
0
0

Alliance One Intl Inc
Com
018772103
1,436
"377,825"
Sole
N/A
"377,825"
0
0

Altria Group, Inc
COM
02209S103
1,472
"89,840"
Sole
N/A
"89,840"
0
0

American Express Co.
COM
025816109
405
"17,414"
Sole
N/A
"17,414"
0
0

American Intl Group Inc.
COM
52
"44,752"
Sole
N/A
"44,752"
0
0

Andersons Inc.
COM
034164103
1,119
"37,374"
Sole
N/A
"37,374"
0
0

AT&T, Inc. New
COM
00206R102
273
"10,975"
Sole
N/A
"10,975"
0
0

Automatic Data Processing
Com
053015103
643
"18,150"
Sole
N/A
"18,150"
0
0

Bank of America Corp.
Com
060505104
505
"38,222"
Sole
N/A
"38,222"
0
0

Berkshire Hathaway Inc
CL B
08467207
362
"125"
Sole
N/A
"125"
0
0

BioScrip Inc
Com
09069N108
660
"111,488"
Sole
N/A
"111,488"
0
0

Blount Intl
com
095180105
384
"44,550"
Sole
N/A
"44,550"
0
0

Boeing Co.
COM
097023105
497
"11,697"
Sole
N/A
"11,697"
0
0

Boston Scientific Corp
Com
101137107
386
"38,082"
Sole
N/A
"38,082"
0
0

BP PLC
Sponsored ADR
055622104
796
"16,696"
Sole
N/A
"16,696"
0
0

British Amern Tob PLC
Sponsored ADR
110448107
296
"5,300"
Sole
N/A
"5,300"
0
0

Burlington Northn Sante Fe Corp
Com
12189T104
602
"8,184"
Sole
N/A
"8,184"
0
0

Chevron Corp New
COM
166764100
1,255
"18,945"
Sole
N/A
"18,945"
0
0

Citigroup
COM
172967101
324
"109,111"
Sole
N/A
"109,111"
0
0

City Bank Lynnwood
COM
17770A109
54
"22,734"
Sole
N/A
"22,734"
0
0

Coca Cola Co
Com
191216100
2,147
"44,735"
Sole
N/A
"44,735"
0
0

Columbia Sportswear Co.
COM
198516106
203
"6,550"
Sole
N/A
"6,550"
0
0

Comcast Corp. A
COM
20030N101
675
"46,691"
Sole
N/A
"46,691"
0
0

ConocoPhillips
COM
20825C104
943
"22,430"
Sole
N/A
"22,430"
0
0

Costco Whsl Corp New
COM
22160k105
1,223
"26,709"
Sole
N/A
"26,709"
0
0

Coventry Health Care Inc
Com
222862104
424
"22,655"
Sole
N/A
"22,655"
0
0

CVS Caremark Corporation
COM
126650100
1,563
"49,047"
Sole
N/A
"49,047"
0
0

Dell Corp
COM
24702R101
563
"41,000"
Sole
N/A
"41,000"
0
0

Diageo PLC
SPON ADR NEW
25243Q205
1,439
"25,133"
Sole
N/A
"25,133"
0
0

Discover FINL SVCS
COM
254709108
166
"16,164"
Sole
N/A
"16,164"
0
0

Dow Cheimcal Co
COM
260543103
940
"58,230"
Sole
N/A
"58,230"
0
0

DR PEPPER SNAPPLE GROUP INC
Com
26138e109
2,862
"135,087"
Sole
N/A
"135,087"
0
0

Du Pont EI De Nemours & Co
COM
263534109
696
"27,150"
Sole
N/A
"27,150"
0
0

Express Scripts Inc
Com
302182100
385
"5,600"
Sole
N/A
"5,600"
0
0

Exxon Mobil Corp
COM
30231G102
649
"9,290"
Sole
N/A
"9,290"
0
0

Franklin Resources Inc.
COM
354613101
1,587
"22,035"
Sole
N/A
"22,035"
0
0

General Electric Co.
COM
369604103
157
"13,403"
Sole
N/A
"13,403"
0
0

Glaxo SmithKline PLC
Spnosored ADR
37733W105
1,103
"31,210"
Sole
N/A
"31,210"
0
0

Gruma Sab DE CV
Spon ADR CL B
400131306
177
"45,000"
Sole
N/A
"45,000"
0
0

Health Mgmt Assoc Inc. New
CL A
421933102
947
"191,775"
Sole
N/A
"191,775"
0
0

Hewlett Packard Co.
COM
428236103
747
"19,330"
Sole
N/A
"19,330"
0
0

Home Depot Inc
COM
437076102
809
"34,250"
Sole
N/A6
"34,250"
0
0

Ingersoll Rand Company LTD
CL A
G4776g101
310
"14,850"
Sole
N/A
"14,850"
0
0

Intel Corp
COM
458140100
340
"18,348"
Sole
N/A
"18,348"
0
0

Interpublic Group Cos Inc.
COM
460690100
340
"67,325"
Sole
N/A
"67,325"
0
0

Johnson & Johnson
Com
478160104
772
"13,585"
Sole
N/A
"13,585"
0
0

Kraft Foods Inc
Cl A
50075N104
1,399
"55,222"
Sole
N/A
"55,222"
0
0

Kroger Co.
COM
501044101
851
"38,600"
Sole
N/A
"38,600"
0
0

Lincoln EDL SVCS Corp
COM
533535100
254
"12,127"
Sole
N/A
"12,127"
0
0

Lowes Cos Inc
COM
548661107
443
"22,820"
Sole
N/A
"22,820"
0
0

Manpower Inc.
COM
56418H100
341
"8,050"
Sole
N/A
"8,050"
0
0

Marsh & Mclennan Cos Inc
Com
571748102
2,061
"102,406"
Sole
N/A
"102,406"
0
0

Merck & Co. Inc
COM
589331107
902
"32,278"
Sole
N/A
"32,278"
0
0

Microsoft Corp
COM
594918104
1,676
"70,507"
Sole
N/A
"70,507"
0
0

Motorola Inc.
COM
620076109
297
"44,854"
Sole
N/A
"44,854"
0
0

Nike Inc
Cl B
654106103
620
"11,966"
Sole
N/A
"11,966"
0
0

Nokia Corp
Sponsored ADR
654902204
256
"17,525"
Sole
N/A
"17,525"
0
0

Oracle Corp
COM
68389X105
296
"13,832"
Sole
N/A
"13,832"
0
0

PETROCHINA CO LTD
Sponsored ADR
71646e100
387
"3,500"
Sole
N/A
"3,500"
0
0

Pfizer Inc.
COM
717081103
1,278
"85,212"
Sole
N/A
"85,212"
0
0

PHILIP MORRIS INTL INC
Com
718172109
4,241
"97,215"
Sole
N/A
"97,215"
0
0

Plum Creek Timber Co
COM
729251108
277
"9,310"
Sole
N/A
"9,310"
0
0

Precision Castparts Corp
COM
740189105
447
"6,120"
Sole
N/A
"6,120"
0
0

Quest Diagnostics Inc.
COM
74834L100
253
"4,483"
Sole
N/A
"4,483"
0
0

Ralcorp Holdings Inc New
COM
751028101
274
"4,492"
Sole
N/A
"4,492"
0
0

SK Telecom Company
Sponsored ADR
78440P108
697
"45,975"
Sole
N/A
"45,975"
0
0

Tele Norte Leste Part S A
Spon ADR PFD
879246106
1,080
"72,639"
Sole
N/A
"72,639"
0
0

Telefonos De Mexico SA
Spon ADR ORD L
879403780
502
"30,960"
Sole
N/A
"30,960"
0
0

TELMEX INTERNACIONAL SAB DE
SPONS ADR SR L
879690105
606
"47,910"
Sole
N/A
"47,910"
0
0

TEXTAINER GROUP HOLDINGS LTD
SHS
G8766E109
908
"79,000"
Sole
N/A
"79,000"
0
0

Travelers Companies Inc.
COM
89417E109
2,183
"53,182"
Sole
N/A
"53,182"
0
0

UNILEVER N V
N Y SHS NEW
904784709
675
"27,901"
Sole
N/A
"27,901"
0
0

United Parcel Service Inc
CL B
911312106
293
"5,858"
Sole
N/A
"5,858"
0
0

Unitedhealth Group Inc
Com
91324P102
1,734
"69,425"
Sole
N/A
"69,425"
0
0

Universal Tech Inst Inc
COM
913915104
504
"33,775"
Sole
N/A
"33,775"
0
0

UNUM Group
COM
91529y106
649
"40,894"
SOLE
N/A
"40,894"
0
0

VALERO ENERGY CORP NEW
Com
91913y100
411
"24,350"
Sole
N/A
"24,350"
0
0

Waddell and Reed Finl Inc
CL A
930059100
367
"13,908"
Sole
N/A
"13,908"
0
0

Wal-Mart Stores Inc
COM
931142103
2,527
"52,175"
Sole
N/A
"52,175"
0
0

Washington Federal Inc.
COM
938824109
388
"29,884"
Sole
N/A
"29,884"
0
0

WellPoint Inc.
COM
94973V107
2,723
"53,500"
Sole
N/A
"53,500"
0
0

Western Union CO
COM
959802109
882
"53,778"
Sole
N/A
"53,778"
0
0

Willbros Group Inc
COM
969199108
236
"18,825"
Sole
N/A
"18,825"
0
0

Wyeth
Com
983024100
366
"8,058"
Sole
N/A
"8,058"
0
0

Yum! Brands, Inc
COM
988498101
248
"7,448"
Sole
N/A
"7,448"
0
0

Zimmer Hldgs Inc
COM
98956P102
1,390
"32,625"
Sole
N/A
"32,625"
0
0